Note 14 - Commitments and Contingencies	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
14.	COMMITMENTS AND CONTINGENCIES

We lease a portion of our equipment, office space, computer equipment, automobiles and trucks under leases which expire at various dates.

Minimum future operating lease obligations in effect at December 31, 2014, were as follows (in thousands):

2015	$6,452
2016	5,524
2017	4,886
2018	3,989
2019	3,501
Thereafter	15,474
$39,826

Rental expense under operating leases was $8.4 million, $7.1 million and $5.3 million for the years ended December 31, 2014, 2013 and 2012, respectively.

We are a party to various pending or threatened claims, lawsuits and administrative proceedings seeking damages or other remedies concerning our commercial operations, products, employees and other matters, including warranty and product liability claims as a result of our products or operations. Although we can give no assurance about the outcome of pending legal and administrative proceedings and the effect such outcomes may have on us, management believes that any ultimate liability resulting from the outcome of such proceedings, to the extent not otherwise provided for or covered by insurance, will not have a material adverse effect on our consolidated financial position, results of operations or liquidity.

In conjunction with, and effective as of, the Spin-Off, we entered into an Indemnification and Release Agreement with Oil States. This agreement governs the treatment between Oil States and us of all aspects relating to indemnification, insurance, litigation responsibility and management, and litigation document sharing and cooperation arising in connection with the Spin-Off. Generally, the agreement provides for cross-indemnities principally designed to place financial responsibility for the obligations and liabilities of our business with us and financial responsibility for the obligations and liabilities of Oil States’ business with Oil States. The agreement also establishes procedures for handling claims subject to indemnification and related matters. Pursuant to the Indemnification and Release Agreement, we and Oil States will generally release the other party from all claims arising prior to the Spin-Off other than claims arising under the transaction agreements, including the indemnification provisions described above. We evaluated the impact of the indemnifications given and the Civeo indemnifications received as of the Spin-Off date and concluded those fair values were immaterial.